UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein Market Opportunities Fund

Eaton Vance Worldwide Health Sciences Fund

Parametric Balanced Risk Fund

Eaton Vance

Asian Small Companies Fund

November 30, 2014 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2014, the value of the Fund’s investment in the Portfolio was $17,705,661 and the Fund owned 50.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

On November 10, 2014, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated by January 30, 2015.

Asian Small Companies Portfolio

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Cambodia — 3.3%
Hotels, Restaurants & Leisure — 3.3%
NagaCorp, Ltd.	1,460,000	$1,166,732

		$1,166,732

Total Cambodia (identified cost $1,165,871)		$1,166,732

China — 8.7%
Building Products — 1.1%
Bolina Holding Co., Ltd.	1,056,000	$383,784

		$383,784

Containers & Packaging — 2.1%
Youyuan International Holdings, Ltd.	3,375,000	$743,715

		$743,715

Electronic Equipment, Instruments & Components — 1.7%
Kingboard Laminates Holdings, Ltd.	1,450,000	$589,859

		$589,859

Food Products — 0.3%
Biostime International Holdings, Ltd.	51,500	$122,727

		$122,727

Household Durables — 2.0%
Skyworth Digital Holdings, Ltd.	1,265,000	$704,899

		$704,899

Real Estate Management & Development — 1.5%
SOHO China, Ltd.	675,000	$508,627

		$508,627

Total China (identified cost $3,332,824)		$3,053,611

Hong Kong — 9.9%
Banks — 3.4%
Dah Sing Financial Holdings, Ltd.	195,000	$1,204,410

		$1,204,410

Diversified Financial Services — 2.7%
First Pacific Co., Ltd.	472,000	$495,524
Public Financial Holdings, Ltd.	946,000	455,486

		$951,010

Hotels, Restaurants & Leisure — 0.9%
Future Bright Holdings, Ltd.	858,000	$299,451

		$299,451

Textiles, Apparel & Luxury Goods — 2.9%
Stella International Holdings, Ltd.	365,000	$1,010,355

		$1,010,355

Total Hong Kong (identified cost $2,689,985)		$3,465,226

1

Security	Shares	Value
India — 7.8%
Household Products — 5.9%
Jyothy Laboratories, Ltd.	550,000	$2,075,922

		$2,075,922

Personal Products — 1.9%
Godrej Consumer Products, Ltd.	42,380	$650,974

		$650,974

Total India (identified cost $1,900,035)		$2,726,896

Indonesia — 3.7%
Consumer Finance — 1.4%
Clipan Finance Indonesia Tbk PT(1)	13,000,000	$476,232

		$476,232

Food Products — 2.3%
Mayora Indah Tbk PT	400,000	$826,060

		$826,060

Total Indonesia (identified cost $1,159,324)		$1,302,292

Malaysia — 12.3%
Food Products — 1.4%
Oldtown Bhd	1,000,000	$473,037

		$473,037

Insurance — 0.9%
Tune Ins Holdings Bhd	558,100	$315,320

		$315,320

Media — 1.3%
Media Prima Bhd	775,000	$442,172

		$442,172

Multiline Retail — 3.4%
Aeon Co. (M) Bhd	1,183,900	$1,204,208

		$1,204,208

Real Estate Management & Development — 2.6%
UOA Development Bhd	1,468,900	$921,034

		$921,034

Specialty Retail — 2.7%
Padini Holdings Bhd	1,840,600	$951,705

		$951,705

Total Malaysia (identified cost $3,667,969)		$4,307,476

Singapore — 18.8%
Air Freight & Logistics — 2.8%
Singapore Post, Ltd.	672,000	$992,471

		$992,471

Consumer Finance — 2.5%
Hong Leong Finance, Ltd.	440,000	$870,470

		$870,470

2

Security	Shares	Value
Food Products — 3.6%
Super Group, Ltd.	1,350,000	$1,262,932

		$1,262,932

IT Services — 1.6%
CSE Global, Ltd.	1,110,000	$557,313

		$557,313

Multiline Retail — 2.8%
Parkson Retail Asia, Ltd.	1,549,000	$961,696

		$961,696

Specialty Retail — 5.5%
OSIM International, Ltd.	1,172,000	$1,942,370

		$1,942,370

Total Singapore (identified cost $5,200,255)		$6,587,252

South Korea — 8.1%
Banks — 2.5%
BS Financial Group, Inc.	61,000	$864,348

		$864,348

Hotels, Restaurants & Leisure — 2.8%
Hotel Shilla Co., Ltd.	12,450	$1,003,932

		$1,003,932

Internet & Catalog Retail — 2.8%
CJ O Shopping Co., Ltd.	4,250	$978,842

		$978,842

Total South Korea (identified cost $2,062,480)		$2,847,122

Sri Lanka — 2.4%
Industrial Conglomerates — 2.4%
John Keells Holdings PLC	453,890	$834,125

		$834,125

Total Sri Lanka (identified cost $756,078)		$834,125

Taiwan — 10.8%
Health Care Equipment & Supplies — 4.1%
Pacific Hospital Supply Co., Ltd.	321,000	$665,748
St. Shine Optical Co., Ltd.	50,000	767,954

		$1,433,702

Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	59,400	$614,442

		$614,442

Leisure Products — 3.3%
Giant Manufacturing Co., Ltd.	130,000	$1,141,811

		$1,141,811

Semiconductors & Semiconductor Equipment — 1.7%
Radiant Opto-Electronics Corp.	180,000	$589,191

		$589,191

Total Taiwan (identified cost $2,815,913)		$3,779,146

3

Security	Shares	Value
Thailand — 12.6%
Insurance — 4.2%
Bangkok Life Assurance PCL(2)	518,000	$859,599
Thai Reinsurance PCL(1)(2)	5,912,500	605,292

		$1,464,891

Media — 2.4%
Major Cineplex Group PCL(2)	1,100,000	$845,770

		$845,770

Real Estate Management & Development — 6.0%
Ticon Industrial Connection PCL(2)	3,500,000	$2,109,559

		$2,109,559

Total Thailand (identified cost $2,895,114)		$4,420,220

Total Common Stocks (identified cost $27,645,848)		$34,490,098

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/14	$314	$314,301

Total Short-Term Investments (identified cost $314,301)		$314,301

Total Investments — 99.3% (identified cost $27,960,149)		$34,804,399

Other Assets, Less Liabilities — 0.7%		$250,550

Net Assets — 100.0%		$35,054,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,328,887

Gross unrealized appreciation	$8,316,858
Gross unrealized depreciation	(1,841,346)

Net unrealized appreciation	$6,475,512

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

4

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$34,490,098	(1)(2)	$—	$34,490,098
Short-Term Investments	—	314,301		—	314,301
Total Investments	$—	$34,804,399		$—	$34,804,399

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

Each Portfolio interestholder is expected to withdraw its entire interest in the Portfolio in cash by January 30, 2015. The Portfolio is expected to be terminated by the end of February 2015.

5

Eaton Vance

Greater China Growth Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
China — 50.2%
Auto Components — 3.0%
Minth Group, Ltd.	730,000	$1,526,426
Nexteer Automotive Group, Ltd.	2,819,000	2,286,609

		$3,813,035

Automobiles — 1.1%
Great Wall Motor Co., Ltd., Class H	279,500	$1,412,636

		$1,412,636

Banks — 6.6%
China Construction Bank Corp., Class H	5,503,110	$4,155,402
Industrial & Commercial Bank of China, Ltd., Class H	6,220,000	4,196,059

		$8,351,461

Commercial Services & Supplies — 1.5%
China Everbright International, Ltd.	1,252,000	$1,915,055

		$1,915,055

Diversified Consumer Services — 1.6%
New Oriental Education & Technology Group, Inc. ADR(1)	92,100	$2,037,252

		$2,037,252

Electronic Equipment, Instruments & Components — 3.6%
AAC Technologies Holdings, Inc.	380,500	$2,234,756
PAX Global Technology, Ltd.(1)	2,156,000	2,370,311

		$4,605,067

Food Products — 2.6%
China Mengniu Dairy Co., Ltd.	430,000	$1,749,318
Want Want China Holdings, Ltd.	1,215,000	1,593,351

		$3,342,669

Gas Utilities — 1.5%
China Resources Gas Group, Ltd.	654,000	$1,839,577

		$1,839,577

Health Care Providers & Services — 0.9%
iKang Healthcare Group, Inc. ADR(1)	63,355	$1,195,509

		$1,195,509

Household Durables — 2.0%
Haier Electronics Group Co., Ltd.	909,000	$2,509,229

		$2,509,229

Insurance — 4.5%
China Pacific Insurance (Group) Co., Ltd., Class H	807,400	$3,371,885
Ping An Insurance (Group) Co. of China, Ltd., Class H	277,500	2,317,636

		$5,689,521

Internet & Catalog Retail — 1.1%
Ctrip.com International, Ltd. ADR(1)	26,400	$1,427,712

		$1,427,712

Internet Software & Services — 9.9%
Baidu, Inc. ADR(1)	11,050	$2,708,465

1

Security	Shares	Value
Tencent Holdings, Ltd.	492,800	$7,906,182
YY, Inc. ADR(1)	25,420	1,943,359

		$12,558,006

Life Sciences Tools & Services — 1.2%
WuXi PharmaTech (Cayman), Inc. ADR(1)	43,810	$1,503,121

		$1,503,121

Pharmaceuticals — 3.9%
Luye Pharma Group, Ltd.(1)	1,872,000	$2,466,568
Sino Biopharmaceutical, Ltd.	2,532,000	2,497,876

		$4,964,444

Real Estate Management & Development — 2.2%
China Vanke Co., Ltd., Class H(1)	1,349,033	$2,737,429

		$2,737,429

Technology Hardware, Storage & Peripherals — 1.1%
Lenovo Group, Ltd.	968,000	$1,356,434

		$1,356,434

Textiles, Apparel & Luxury Goods — 1.9%
ANTA Sports Products, Ltd.	1,177,000	$2,416,521

		$2,416,521

Total China (identified cost $44,671,114)		$63,674,678

Hong Kong — 22.6%
Air Freight & Logistics — 2.1%
Kerry Logistics Network, Ltd.	1,661,500	$2,702,639

		$2,702,639

Hotels, Restaurants & Leisure — 2.4%
Sands China, Ltd.	440,000	$2,628,959
SJM Holdings, Ltd.	207,000	410,071

		$3,039,030

Household Durables — 1.1%
Techtronic Industries Co., Ltd.	419,000	$1,337,603

		$1,337,603

Industrial Conglomerates — 4.7%
Hutchison Whampoa, Ltd.	248,000	$3,105,804
Jardine Matheson Holdings, Ltd.	45,600	2,836,547

		$5,942,351

Insurance — 5.6%
AIA Group, Ltd.	1,237,800	$7,136,846

		$7,136,846

Real Estate Management & Development — 5.7%
Cheung Kong (Holdings), Ltd.	255,000	$4,679,920
Hongkong Land Holdings, Ltd.	357,000	2,469,143

		$7,149,063

Semiconductors & Semiconductor Equipment — 1.0%
ASM Pacific Technology, Ltd.	127,000	$1,290,942

		$1,290,942

Total Hong Kong (identified cost $19,999,969)		$28,598,474

2

Security	Shares	Value
Luxembourg — 1.9%
Textiles, Apparel & Luxury Goods — 1.9%
Samsonite International SA	736,200	$2,450,360

		$2,450,360

Total Luxembourg (identified cost $1,919,278)		$2,450,360

Taiwan — 24.0%
Banks — 1.8%
CTBC Financial Holding Co., Ltd.	3,397,199	$2,306,860

		$2,306,860

Electrical Equipment — 0.9%
Teco Electric & Machinery Co., Ltd.	1,094,000	$1,134,102

		$1,134,102

Electronic Equipment, Instruments & Components — 5.1%
Delta Electronics, Inc.	530,000	$3,198,911
Hon Hai Precision Industry Co., Ltd.	1,047,200	3,282,147

		$6,481,058

Food & Staples Retailing — 1.0%
President Chain Store Corp.	161,000	$1,253,277

		$1,253,277

Health Care Equipment & Supplies — 0.3%
St. Shine Optical Co., Ltd.	23,000	$353,259

		$353,259

Hotels, Restaurants & Leisure — 1.4%
Formosa International Hotels Corp.	165,440	$1,711,333

		$1,711,333

Insurance — 1.9%
Cathay Financial Holding Co., Ltd.	1,523,929	$2,452,701

		$2,452,701

Semiconductors & Semiconductor Equipment — 10.3%
MediaTek, Inc.	178,000	$2,670,314
Taiwan Semiconductor Manufacturing Co., Ltd.	2,271,839	10,453,637

		$13,123,951

Technology Hardware, Storage & Peripherals — 1.3%
Quanta Computer, Inc.	657,000	$1,633,555

		$1,633,555

Total Taiwan (identified cost $20,917,741)		$30,450,096

Total Common Stocks (identified cost $87,508,102)		$125,173,608

Short-Term Investments — 0.8%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/14	$1,060	$1,059,779

Total Short-Term Investments (identified cost $1,059,779)		$1,059,779

3

Value
Total Investments — 99.5% (identified cost $88,567,881)	$126,233,387

Other Assets, Less Liabilities — 0.5%	$608,697

Net Assets — 100.0%	$126,842,084

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,567,881

Gross unrealized appreciation	$38,210,856
Gross unrealized depreciation	(545,350)

Net unrealized appreciation	$37,665,506

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,464,964	$18,689,747		$—	$22,154,711
Consumer Staples	—	4,595,946		—	4,595,946
Financials	—	35,823,881		—	35,823,881
Health Care	2,698,630	5,317,703		—	8,016,333
Industrials	—	11,694,147		—	11,694,147
Information Technology	4,651,824	36,397,189		—	41,049,013
Utilities	—	1,839,577		—	1,839,577
Total Common Stocks	$10,815,418	$114,358,190	*	$—	$125,173,608
Short-Term Investments	$—	$1,059,779		$—	$1,059,779
Total Investments	$10,815,418	$115,417,969		$—	$126,233,387

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Multi-Cap Growth Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 1.1%
Spirit AeroSystems Holdings, Inc., Class A(1)	40,794	$1,758,629

		$1,758,629

Airlines — 0.8%
Copa Holdings SA, Class A(2)	10,900	$1,219,819

		$1,219,819

Banks — 2.7%
Citigroup, Inc.	55,500	$2,995,335
Regions Financial Corp.	118,300	1,191,281

		$4,186,616

Beverages — 3.7%
Anheuser-Busch InBev NV ADR	18,900	$2,211,111
Brown-Forman Corp., Class B	17,445	1,693,038
Constellation Brands, Inc., Class A(1)	19,943	1,922,505

		$5,826,654

Biotechnology — 8.5%
Amgen, Inc.	13,191	$2,180,604
Biogen Idec, Inc.(1)	10,100	3,107,669
Celgene Corp.(1)	26,000	2,955,940
Gilead Sciences, Inc.(1)	37,803	3,792,397
Vertex Pharmaceuticals, Inc.(1)	11,276	1,329,215

		$13,365,825

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	54,000	$2,425,680

		$2,425,680

Capital Markets — 2.7%
Affiliated Managers Group, Inc.(1)	9,300	$1,893,387
Charles Schwab Corp. (The)	84,600	2,395,872

		$4,289,259

Chemicals — 3.9%
Celanese Corp., Series A	24,850	$1,492,739
Monsanto Co.	24,212	2,903,261
Praxair, Inc.	13,300	1,707,454

		$6,103,454

Consumer Finance — 0.9%
Discover Financial Services	21,400	$1,402,770

		$1,402,770

Electrical Equipment — 1.6%
Eaton Corp. PLC	14,931	$1,012,770
Emerson Electric Co.	24,424	1,557,030

		$2,569,800

Energy Equipment & Services — 2.3%
FMC Technologies, Inc.(1)	26,671	$1,274,074
Schlumberger, Ltd.	28,174	2,421,555

		$3,695,629

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	8,148	$1,157,994

		$1,157,994

1

Security	Shares	Value
Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	14,633	$1,656,748
Mondelez International, Inc., Class A	45,229	1,772,977

		$3,429,725

Health Care Equipment & Supplies — 4.1%
Cooper Cos., Inc. (The)	9,884	$1,669,408
Medtronic, Inc.	25,488	1,882,798
Stryker Corp.	30,500	2,833,755

		$6,385,961

Health Care Technology — 1.1%
Cerner Corp.(1)	25,790	$1,660,876

		$1,660,876

Hotels, Restaurants & Leisure — 1.6%
Las Vegas Sands Corp.	19,721	$1,256,031
Starbucks Corp.	16,002	1,299,522

		$2,555,553

Household Products — 0.9%
Colgate-Palmolive Co.	21,000	$1,461,390

		$1,461,390

Internet & Catalog Retail — 5.7%
Amazon.com, Inc.(1)	12,051	$4,080,951
Netflix, Inc.(1)	4,600	1,594,314
Priceline Group, Inc. (The)(1)	2,886	3,348,308

		$9,023,573

Internet Software & Services — 7.0%
Facebook, Inc., Class A(1)	47,900	$3,721,830
Google, Inc., Class A(1)	6,700	3,678,836
Google, Inc., Class C(1)	6,700	3,630,261

		$11,030,927

IT Services — 3.6%
Fiserv, Inc.(1)	23,336	$1,668,291
Visa, Inc., Class A	15,700	4,053,583

		$5,721,874

Leisure Products — 2.3%
Brunswick Corp.	35,008	$1,739,197
Polaris Industries, Inc.	12,043	1,887,259

		$3,626,456

Machinery — 0.9%
Donaldson Co., Inc.	36,484	$1,422,876

		$1,422,876

Media — 2.9%
Comcast Corp., Class A	37,115	$2,117,039
Walt Disney Co. (The)	25,829	2,389,441

		$4,506,480

Oil, Gas & Consumable Fuels — 1.8%
EOG Resources, Inc.	17,527	$1,519,941
Range Resources Corp.	21,006	1,379,044

		$2,898,985

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	21,449	$1,590,229

		$1,590,229

Pharmaceuticals — 3.8%
Jazz Pharmaceuticals PLC(1)	8,679	$1,536,964
Perrigo Co. PLC	15,600	2,498,964
Roche Holding AG ADR	52,800	1,977,888

		$6,013,816

2

Security	Shares	Value
Road & Rail — 1.2%
Kansas City Southern	16,446	$1,956,087

		$1,956,087

Semiconductors & Semiconductor Equipment — 3.3%
Avago Technologies, Ltd.	30,606	$2,858,600
NXP Semiconductors NV(1)	29,765	2,316,015

		$5,174,615

Software — 8.1%
Adobe Systems, Inc.(1)	37,704	$2,778,031
Guidewire Software, Inc.(1)	44,000	2,220,680
Oracle Corp.	26,746	1,134,298
salesforce.com, inc.(1)	49,300	2,951,591
Tableau Software, Inc., Class A(1)	21,945	1,840,746
VMware, Inc., Class A(1)	21,400	1,882,344

		$12,807,690

Specialty Retail — 5.0%
Home Depot, Inc. (The)	29,754	$2,957,548
Restoration Hardware Holding, Inc.(1)(2)	15,194	1,283,437
Signet Jewelers, Ltd.	9,729	1,274,110
TJX Cos., Inc. (The)	36,530	2,416,825

		$7,931,920

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	86,786	$10,321,459
EMC Corp.	89,700	2,722,395

		$13,043,854

Trading Companies & Distributors — 1.5%
W.W. Grainger, Inc.	9,300	$2,284,824

		$2,284,824

Total Common Stocks (identified cost $107,471,273)		$152,529,840

Short-Term Investments — 4.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$2,487	$2,486,590
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	5,225	5,224,824

Total Short-Term Investments (identified cost $7,711,414)		$7,711,414

Total Investments — 101.6% (identified cost $115,182,687)		$160,241,254

Other Assets, Less Liabilities — (1.6)%		$(2,526,743)

Net Assets — 100.0%		$157,714,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

3

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at November 30, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At November 30, 2014, the Fund loaned securities having a market value of $2,478,219 and received $2,486,590 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
November 30, 2014 were $55 and $1,698, respectively.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$114,982,091

Gross unrealized appreciation	$46,012,341
Gross unrealized depreciation	(753,178)

Net unrealized appreciation	$45,259,163

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$152,529,840	*	$—	$—	$152,529,840
Short-Term Investments	—		7,711,414	—	7,711,414
Total Investments	$152,529,840		$7,711,414	$—	$160,241,254

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In August 2014, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance Growth Fund (formerly, Eaton Vance Large-Cap Growth Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Eaton Vance Growth Fund. The proposed reorganization was approved by the shareholders of the Fund on January 22, 2015. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than February 28, 2015. The Fund will be dissolved upon consummation of the reorganization.

4

Parametric Balanced Risk Fund

November 30, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 29.4%

Security	Principal Amount (000’s omitted)			Value
U.S. Treasury Inflation-Protected Bonds:
1.375%, 2/15/44(1)		$643		$719,832
2.375%, 1/15/27(1)		1,109		1,341,994
3.375%, 4/15/32(1)		35		50,020

				$2,111,846

U.S. Treasury Inflation-Protected Notes:
0.125%, 1/15/23(1)		$1,567		$1,540,866
1.125%, 1/15/21(1)		832		881,495
2.125%, 1/15/19(1)		887		970,614
2.50%, 7/15/16(1)		1,193		1,258,272

				$4,651,247

Total U.S. Treasury Obligations (identified cost $6,751,733)				$6,763,093

Foreign Government Bonds — 25.8%

Security	Principal Amount (000’s omitted)			Value
France — 8.3%
Government of France, 0.25%, 7/25/24(2)	EUR	275		$357,953
Government of France, 1.10%, 7/25/22(2)	EUR	619		860,203
Government of France, 1.60%, 7/25/15(2)	EUR	0	(3)	151
Government of France, 2.10%, 7/25/23(2)	EUR	456		691,369

				$1,909,676

Germany — 3.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23(2)	EUR	566		$738,585

				$738,585

United Kingdom — 14.3%
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/24(2)(4)	GBP	471		$805,207
United Kingdom Gilt Inflation Linked Bond, 1.875%, 11/22/22(2)(4)	GBP	658		1,276,677
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/17/24(2)(4)	GBP	225		1,220,690

				$3,302,574

Total Foreign Government Bonds (identified cost $6,175,302)				$5,950,835

Exchange-Traded Funds (5) — 14.0%

Security	Shares			Value
Fixed Income — 8.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF		1,800		$216,162
SPDR Barclays High Yield Bond ETF		43,670		1,728,458

				$1,944,620

Sovereign — 5.5%
PowerShares Emerging Markets Sovereign Debt Portfolio		43,930		$1,269,138

				$1,269,138

Total Exchange-Traded Funds (identified cost $3,230,165)				$3,213,758

1

Exchange-Traded Notes — 4.2%

Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0.00%, 6/12/36(6)	29,625	$966,367

Total Exchange-Traded Notes (identified cost $1,032,053)		$966,367

Investment Trusts — 1.6%

Security	Shares	Value
iShares Gold Trust(7)	25,444	$287,263
iShares Silver Trust(7)	6,160	91,353

Total Investment Trusts (identified cost $397,173)		$378,616

Short-Term Investments — 23.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$5,495	$5,495,400

Total Short-Term Investments (identified cost $5,495,400)		$5,495,400

Total Investments — 98.9% (identified cost $23,081,826)		$22,768,069

Other Assets, Less Liabilities — 1.1%		$250,909

Net Assets — 100.0%		$23,018,978

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Principal amount is less than EUR500.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2014, the aggregate value of these securities is $3,302,574 or 14.3% of the Fund’s net assets.

(5)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(6)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

2

(7)	Non-income producing security.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $1,696.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance PBR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at November 30, 2014 were $1,778,747 or 7.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at November 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
12/17/14	British Pound Sterling 2,007,750	United States Dollar 3,240,000	Bank of America, N.A.	$104,148	$—	$104,148
12/17/14	Euro 2,021,931	United States Dollar 2,615,000	Bank of America, N.A.	100,634	—	100,634

				$204,782	$—	$204,782

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
12/14	19 Australia 10-Year Treasury Bond	Long	$1,937,138	$2,025,114	$87,976
12/14	32 U.S. 2-Year Deliverable Interest Rate Swap	Long	3,205,750	3,217,000	11,250
12/14	18 U.S. 5-Year Deliverable Interest Rate Swap	Long	1,826,437	1,850,062	23,625
12/14	5 U.S. 10-Year Deliverable Interest Rate Swap	Long	516,445	530,078	13,633
12/14	5 U.S. 30-Year Deliverable Interest Rate Swap	Long	530,313	562,657	32,344
Equity Futures
12/14	2 CAC 40 Index	Long	105,532	108,696	3,164
12/14	1 DAX 30 Index	Long	298,817	309,568	10,751
12/14	6 E-Mini MSCI Emerging Markets Index	Long	319,890	299,490	(20,400)
12/14	3 FTSE 100 Index	Long	315,836	313,946	(1,890)
12/14	2 Mini-Russell 2000 Index	Long	230,950	234,320	3,370
12/14	17 S&P 500 E-Mini Index	Long	1,690,607	1,756,355	65,748
12/14	1 S&P MidCap 400 E-Mini Index	Long	141,830	144,080	2,250
12/14	1 S&P/TSX 60 Index	Long	156,210	150,748	(5,462)
12/14	1 SPI 200 Index	Long	116,531	113,252	(3,279)
12/14	2 TOPIX Index	Long	218,473	237,586	19,113

					$242,193

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

DAX 30 Index: Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

MSCI Emerging Markets Index: Market capitalization-float-adjusted index of 21 emerging indices.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

S&P/TSX 60 Index: Market capitalization-weighted stock index of 60 largest, blue-chip companies listed on the Toronto Stock Exchange.

3

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
CME Group, Inc.	CAD	793	Pays	6-Month CAD LIBOR-BBA	3.06%	9/25/23	$48,753
CME Group, Inc.	EUR	588	Pays	6-Month EUR LIBOR-BBA	2.12	9/26/23	87,371
CME Group, Inc.	JPY	78,214	Pays	6-Month JPY LIBOR-BBA	0.84	9/27/23	20,535
CME Group, Inc.	GBP	495	Pays	6-Month GBP LIBOR-BBA	2.70	9/30/23	54,006
CME Group, Inc.	CAD	185	Pays	3-Month CAD- LIBOR-BBA	2.81	4/30/24	7,392
CME Group, Inc.	JPY	14,900	Pays	6-Month JPY LIBOR-BBA	0.79	5/2/24	2,989
CME Group, Inc.	CAD	1,400	Pays	6-Month CAD LIBOR-BBA	2.44	8/29/24	16,772
CME Group, Inc.	GBP	830	Pays	6-Month GBP LIBOR-BBA	2.41	8/29/24	57,642
CME Group, Inc.	EUR	1,000	Pays	6-Month EUR LIBOR-BBA	1.09	9/2/24	25,683
CME Group, Inc.	JPY	136,000	Pays	6-Month JPY LIBOR-BBA	0.61	9/2/24	5,868

							$327,011

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pounds

JPY	-	Japanese Yen

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$3,450,000	Receives	Excess Return on iBoxx $ Liquid Investment Grade Index	Pays	3-Month USD- LIBOR-BBA	12/24/14	$70,889
Merrill Lynch International	6,132,430	Receives	MLBX Custom Basket Excess Return Index(1)(2)	Pays	0.40%	3/3/15	70
Merrill Lynch International	1,551,413	Receives	Excess Return on Merrill Lynch MLCX 04 Gold Excess Return Index	Pays	0.24	4/2/15	9
Merrill Lynch International	218,590	Receives	Excess Return on Merrill Lynch MLCX 04 Silver Excess Return Index(2)	Pays	0.24	4/2/15	1

							$70,969

4

(1)	Represents a custom index created by Merrill Lunch and is based on a basket of underlying commodities as follows:

Commodity	% Weight	Commodity	% Weight	Commodity	% Weight
Natural Gas	8.94%	Wheat (Chicago)	4.47%	Lead	2.23%
Crude Oil (WTI)	2.23%	Corn	4.47%	Tin	1.12%
Brent Crude	2.23%	Soybeans	4.47%	Sugar	4.47%
Unleaded Gasoline	8.94%	Soybeans Oil	4.47%	Cotton	2.23%
GasOil	8.94%	Aluminum	8.94%	Coffee	4.47%
Live Cattle	4.47%	Copper (LME)	8.94%	Cocoa	2.23%
Lean Hogs	2.23%	Zinc	4.47%
Feeder Cattle	0.56%	Nickel	4.47%

(2)	Swap is subject to optional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

LME	-	London Metal Exchange

WTI	-	West Texas Intermediate

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of certain commodities markets, without investing directly in physical commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of the Fund.

Equity Price Risk: The Fund enters into equity index futures and equity index options contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total return swaps	$80	$—

		$80	$—

Equity Price	Futures contracts*	$104,396	$(31,031)

		$104,396	$(31,031)

Foreign Exchange	Forward foreign currency exchange contracts	$204,782	$—

		$204,782	$—

Interest Rate	Futures contracts*	$168,828	$—
Interest Rate	Interest rate swaps (centrally cleared)*	327,011	—
Interest Rate	Total return swaps	70,889	—

		$566,728	$—

Total		$875,986	$(31,031)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts, as applicable in the Futures Contracts and Centrally Cleared Swaps tables above.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,116,001

Gross unrealized appreciation	$104,796
Gross unrealized depreciation	(452,728)

Net unrealized depreciation	$(347,932)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,763,093	$—	$6,763,093
Foreign Government Bonds	—	5,950,835	—	5,950,835
Exchange-Traded Funds	3,213,758	—	—	3,213,758
Exchange-Traded Notes	966,367	—	—	966,367
Investment Trusts	378,616	—	—	378,616
Short-Term Investments	—	5,495,400	—	5,495,400
Total Investments	$4,558,741	$18,209,328	$—	$22,768,069
Forward Foreign Currency Exchange Contracts	$—	$204,782	$—	$204,782
Futures Contracts	240,196	33,028	—	273,224
Swap Contracts	—	397,980	—	397,980
Total	$4,798,937	$18,845,118	$—	$23,644,055

Liability Description
Futures Contracts	$(25,862)	$(5,169)	$—	$(31,031)
Total	$(25,862)	$(5,169)	$—	$(31,031)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 50.5%

Security	Shares	Value
Aerospace & Defense — 0.3%
Honeywell International, Inc.	4,164	$412,527
Precision Castparts Corp.	1,251	297,613
United Technologies Corp.	6,982	768,579

		$1,478,719

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	9,344	$1,027,092

		$1,027,092

Auto Components — 1.2%
Bridgestone Corp.	37,700	$1,296,394
Delphi Automotive PLC	5,997	437,481
Denso Corp.	18,700	873,603
Goodyear Tire & Rubber Co. (The)	33,086	906,887
Johnson Controls, Inc.	37,586	1,879,300

		$5,393,665

Automobiles — 2.1%
Ford Motor Co.	119,574	$1,880,899
Fuji Heavy Industries, Ltd.	29,200	1,066,605
General Motors Co.	56,731	1,896,517
Honda Motor Co., Ltd.	45,400	1,372,805
Nissan Motor Co., Ltd.	131,000	1,222,224
Toyota Motor Corp.	39,200	2,409,996

		$9,849,046

Banks — 2.5%
1st Source Corp.	7,950	$242,634
Bank of Nova Scotia (The)	2,814	174,623
Bank of the Ozarks, Inc.	15,226	551,181
Bryn Mawr Bank Corp.	1,186	34,904
Chemical Financial Corp.	476	13,790
Citigroup, Inc.	7,156	386,209
City Holding Co.	2,957	129,310
Columbia Banking System, Inc.	10,806	296,841
Commonwealth Bank of Australia	5,474	375,431
Community Bank System, Inc.	7,561	279,681
First Commonwealth Financial Corp.	3,968	36,029
First Financial Bancorp	19,318	342,122
First Financial Bankshares, Inc.	13,122	395,891
First Financial Corp.	894	29,922
First Merchants Corp.	1,870	40,112
German American Bancorp, Inc.	1,214	34,308
Glacier Bancorp, Inc.	31,829	871,478
JPMorgan Chase & Co.	52,638	3,166,702
Lakeland Financial Corp.	1,065	42,163
MB Financial, Inc.	2,618	82,467
PacWest Bancorp	9,007	418,826
Peoples Bancorp, Inc.	1,268	30,698
PNC Financial Services Group, Inc. (The)	3,407	298,010
PrivateBancorp, Inc.	1,043	32,802
Stock Yards Bancorp, Inc.	1,185	37,079

Security	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	8,900	$334,151
Texas Capital Bancshares, Inc.(1)	7,011	386,516
U.S. Bancorp	6,844	302,505
UMB Financial Corp.	5,075	281,612
Umpqua Holdings Corp.	23,566	400,386
United Bankshares, Inc.	11,701	408,365
Wells Fargo & Co.	22,529	1,227,380

		$11,684,128

Beverages — 1.5%
Anheuser-Busch InBev NV	9,056	$1,064,421
Asahi Group Holdings, Ltd.	15,500	483,127
Coca-Cola Co. (The)	22,149	992,940
Diageo PLC	35,090	1,081,619
Heineken NV	12,402	975,092
PepsiCo, Inc.	11,477	1,148,848
Pernod-Ricard SA	8,275	980,492

		$6,726,539

Biotechnology — 0.7%
Actelion, Ltd.	4,075	$483,179
Alexion Pharmaceuticals, Inc.(1)	850	165,665
Amgen, Inc.	5,991	990,372
Biogen Idec, Inc.(1)	1,795	552,303
Celgene Corp.(1)	2,004	227,835
Gilead Sciences, Inc.(1)	5,722	574,031
Grifols SA, Class A	6,848	304,927

		$3,298,312

Building Products — 0.2%
Daikin Industries, Ltd.	16,600	$1,101,602

		$1,101,602

Capital Markets — 0.8%
Bank of New York Mellon Corp. (The)	7,536	$301,666
BlackRock, Inc.	909	326,404
FXCM, Inc., Class A	49,001	788,916
Goldman Sachs Group, Inc. (The)	8,601	1,620,515
Greenhill & Co., Inc.	6,250	277,000
Invesco, Ltd.	7,448	300,601
Morgan Stanley	2,374	83,517
State Street Corp.	943	72,356

		$3,770,975

Chemicals — 0.9%
Eastman Chemical Co.	11,875	$984,675
Ecolab, Inc.	7,519	819,195
LyondellBasell Industries NV, Class A	15,629	1,232,503
Monsanto Co.	3,331	399,420
Shin-Etsu Chemical Co., Ltd.	14,000	942,877

		$4,378,670

Commercial Services & Supplies — 0.5%
Ceco Environmental Corp.	27,743	$392,841
Covanta Holding Corp.	44,423	1,113,685
Heritage-Crystal Clean, Inc.(1)	1,713	28,265
Tetra Tech, Inc.	24,716	671,781
US Ecology, Inc.	1,148	45,713
Waste Connections, Inc.	507	23,935

		$2,276,220

Security	Shares	Value
Communications Equipment — 0.6%
Cisco Systems, Inc.	19,142	$529,085
Juniper Networks, Inc.	65,976	1,462,028
Motorola Solutions, Inc.	5,039	331,163
QUALCOMM, Inc.	4,877	355,533

		$2,677,809

Construction & Engineering — 0.8%
Ameresco, Inc., Class A(1)	35,161	$271,091
Argan, Inc.	1,382	43,906
Comfort Systems USA, Inc.	2,286	32,850
Dycom Industries, Inc.(1)	3,605	110,277
EMCOR Group, Inc.	13,022	564,504
Granite Construction, Inc.	13,231	474,331
Layne Christensen Co.(1)	1,159	8,229
MasTec, Inc.(1)	11,104	267,606
MYR Group, Inc.(1)	1,210	31,400
Northwest Pipe Co.(1)	1,227	40,540
Orion Marine Group, Inc.(1)	7,402	81,274
Primoris Services Corp.	11,169	292,069
Quanta Services, Inc.(1)	20,997	640,409
Tutor Perini Corp.(1)	29,616	747,804

		$3,606,290

Consumer Finance — 0.2%
American Express Co.	3,386	$312,934
Capital One Financial Corp.	1,657	137,862
Discover Financial Services	2,393	156,861
First Cash Financial Services, Inc.(1)	8,087	467,267

		$1,074,924

Containers & Packaging — 0.3%
Owens-Illinois, Inc.(1)	39,402	$1,010,267
Rexam PLC	49,613	350,155

		$1,360,422

Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	3,091	$459,601

		$459,601

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	37,306	$1,319,886
Belgacom SA	28,363	1,119,757
Deutsche Telekom AG	56,449	959,226
Swisscom AG	1,835	1,113,722
Telefonica SA	96,770	1,551,242
Telenor ASA	29,932	632,089
TeliaSonera AB	102,934	734,434
TELUS Corp.	3,960	150,851
Verizon Communications, Inc.	9,840	497,806
Vivendi SA	34,730	883,203

		$8,962,216

Electric Utilities — 1.7%
American Electric Power Co., Inc.	7,854	$451,998
Endesa SA	24,045	464,448
Fortum Oyj	33,952	851,707
Iberdrola SA	204,962	1,515,648
NextEra Energy, Inc.	10,768	1,124,072
Northeast Utilities	11,608	587,829
Red Electrica Corp. SA	10,788	987,595
Southern Co. (The)	8,166	387,313
SSE PLC	26,470	677,416
Xcel Energy, Inc.	23,133	785,134

		$7,833,160

Security	Shares	Value
Electrical Equipment — 0.9%
Acuity Brands, Inc.	4,749	$656,312
AZZ, Inc.	12,640	566,019
Babcock & Wilcox Co. (The)	22,361	662,556
Encore Wire Corp.	4,912	180,123
Generac Holdings, Inc.(1)	9,923	430,460
Global Power Equipment Group, Inc.	2,778	36,031
Hubbell, Inc., Class B	7,703	822,680
Power Solutions International, Inc.(1)	4,325	283,936
PowerSecure International, Inc.(1)	23,673	237,204
Rockwell Automation, Inc.	2,401	277,099

		$4,152,420

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	5,972	$320,278
Citizen Holdings Co., Ltd.	29,500	228,412
Corning, Inc.	73,533	1,545,664
Jabil Circuit, Inc.	47,509	985,812
Kyocera Corp.	10,100	493,676
TE Connectivity, Ltd.	22,121	1,420,168

		$4,994,010

Energy Equipment & Services — 0.9%
Frank’s International NV	12,740	$229,065
Halliburton Co.	20,344	858,517
National Oilwell Varco, Inc.	21,875	1,466,500
Ocean Rig UDW, Inc.	26,356	316,009
Rowan Cos., PLC, Class A	40,703	886,104
Transocean, Ltd.	21,321	447,954

		$4,204,149

Food & Staples Retailing — 1.3%
Casino Guichard-Perrachon SA	7,682	$739,868
Costco Wholesale Corp.	6,129	871,054
CVS Health Corp.	11,835	1,081,246
Koninklijke Ahold NV	53,055	936,499
Kroger Co. (The)	8,835	528,686
Sysco Corp.	3,059	123,155
Wal-Mart Stores, Inc.	12,564	1,099,853
Walgreen Co.	11,025	756,425

		$6,136,786

Food Products — 1.6%
Bunge, Ltd.	5,145	$467,012
Campbell Soup Co.	12,581	569,668
ConAgra Foods, Inc.	9,319	340,330
Danone SA	12,052	849,468
General Mills, Inc.	13,983	737,603
Hershey Co. (The)	10,440	1,046,923
Kellogg Co.	6,303	417,574
Kraft Foods Group, Inc.	654	39,351
Nestle SA	25,791	1,934,695
Unilever NV	23,799	968,788

		$7,371,412

Gas Utilities — 0.2%
Gas Natural SDG SA	30,173	$854,726

		$854,726

Security	Shares	Value
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	1,933	$141,109
Coloplast A/S, Class B	7,699	668,467
Essilor International SA	9,492	1,065,726
Halyard Health, Inc.(1)	590	23,134
Medtronic, Inc.	15,240	1,125,779
Sonova Holding AG	4,191	633,756
Zimmer Holdings, Inc.	1,721	193,251

		$3,851,222

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	10,694	$973,689
Anthem, Inc.	1,500	191,865
Cardinal Health, Inc.	2,318	190,516
Cigna Corp.	4,608	474,117
DaVita HealthCare Partners, Inc.(1)	2,226	170,356
Fresenius Medical Care AG & Co. KGaA	13,436	991,677
Fresenius SE & Co. KGaA	5,885	318,826
McKesson Corp.	4,934	1,039,890
UnitedHealth Group, Inc.	6,164	607,955

		$4,958,891

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	4,508	$199,073
Marriott International, Inc., Class A	6,026	474,789
Wyndham Worldwide Corp.	6,581	548,592

		$1,222,454

Household Durables — 1.2%
Casio Computer Co., Ltd.	20,800	$314,349
Newell Rubbermaid, Inc.	42,331	1,537,039
Nikon Corp.	65,100	930,612
Sony Corp.	44,000	964,021
Whirlpool Corp.	10,613	1,975,822

		$5,721,843

Household Products — 1.0%
Colgate-Palmolive Co.	11,428	$795,274
Henkel AG & Co. KGaA, PFC Shares	8,357	925,937
Kimberly-Clark Corp.	4,724	550,771
Procter & Gamble Co. (The)	8,769	792,981
Reckitt Benckiser Group PLC	17,923	1,468,175

		$4,533,138

Industrial Conglomerates — 0.7%
3M Co.	6,228	$997,041
General Electric Co.	59,235	1,569,135
Roper Industries, Inc.	3,184	502,499

		$3,068,675

Insurance — 2.1%
ACE, Ltd.	2,488	$284,478
Aflac, Inc.	18,928	1,130,570
Aon PLC	1,407	130,133
eHealth, Inc.(1)	7,641	197,673
Hartford Financial Services Group, Inc.	27,041	1,116,793
Lincoln National Corp.	18,167	1,028,797
Marsh & McLennan Cos., Inc.	5,293	299,531
MetLife, Inc.	35,321	1,964,201
Prudential Financial, Inc.	20,858	1,772,513
Travelers Companies, Inc. (The)	2,816	294,131
XL Group PLC	39,819	1,414,371

		$9,633,191

Security	Shares	Value
Internet Software & Services — 0.6%
eBay, Inc.(1)	6,738	$369,781
Google, Inc., Class A(1)	1,775	974,617
Google, Inc., Class C(1)	1,775	961,748
Yahoo! Inc.(1)	9,998	517,297

		$2,823,443

IT Services — 1.5%
Accenture PLC, Class A	2,069	$178,617
Automatic Data Processing, Inc.	12,328	1,055,770
Cognizant Technology Solutions Corp., Class A(1)	5,640	304,504
Fidelity National Information Services, Inc.	2,617	160,134
Fiserv, Inc.(1)	14,599	1,043,682
International Business Machines Corp.	4,922	798,201
MasterCard, Inc., Class A	5,620	490,570
Paychex, Inc.	18,639	883,675
Visa, Inc., Class A	1,801	465,000
Xerox Corp.	105,086	1,467,000

		$6,847,153

Leisure Products — 0.1%
Mattel, Inc.	3,156	$99,572
Yamaha Corp.	14,500	216,315

		$315,887

Life Sciences Tools & Services — 0.3%
ICON PLC(1)	21,404	$1,188,778
Thermo Fisher Scientific, Inc.	3,170	409,849

		$1,598,627

Machinery — 2.7%
American Railcar Industries, Inc.	19,072	$1,124,867
Cummins, Inc.	3,213	467,877
Deere & Co.	1,930	167,177
Douglas Dynamics, Inc.	5,026	115,749
FANUC Corp.	5,000	843,885
FreightCar America, Inc.	33,454	967,824
Global Brass & Copper Holdings, Inc.	27,145	332,526
Greenbrier Cos., Inc.	8,807	488,612
Ingersoll-Rand PLC	11,639	733,955
Komatsu, Ltd.	54,700	1,294,292
Kubota Corp.	71,000	1,111,449
L.B. Foster Co., Class A	524	24,287
Mueller Industries, Inc.	25,958	851,682
Mueller Water Products, Inc., Class A	53,180	504,678
Oshkosh Corp.	774	35,140
Proto Labs, Inc.(1)	17,080	1,108,492
RBC Bearings, Inc.	1,144	72,736
Standex International Corp.	1,275	93,037
Titan International, Inc.	31,020	307,098
Trimas Corp.(1)	19,108	594,832
Trinity Industries, Inc.	26,236	841,126
Wabash National Corp.(1)	57,190	617,080

		$12,698,401

Media — 0.6%
Gannett Co., Inc.	34,675	$1,128,671
Liberty Broadband Corp., Class A(1)	228	12,503
Liberty Broadband Corp., Class C(1)	457	24,861
Liberty Media Corp., Class A(1)	914	33,608
Liberty Media Corp., Class C(1)	1,828	66,777
Omnicom Group, Inc.	9,928	767,137
Thomson Reuters Corp.	13,565	537,736
Time Warner Cable, Inc.	958	143,010

		$2,714,303

Security	Shares	Value
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	36,911	$991,060
Vedanta Resources PLC	28,012	318,435

		$1,309,495

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	5,247	$331,348
Dominion Resources, Inc.	10,684	775,124
DTE Energy Co.	10,986	894,920
E.ON SE	46,381	821,211
GDF Suez	33,864	834,598
National Grid PLC	45,081	654,587
Sempra Energy	3,678	410,943

		$4,722,731

Multiline Retail — 0.0%(2)
Nordstrom, Inc.	2,459	$187,769

		$187,769

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	13,404	$1,459,294
ConocoPhillips	11,674	771,301
Denbury Resources, Inc.	29,493	243,612
EOG Resources, Inc.	3,488	302,479
Exxon Mobil Corp.	22,909	2,074,181
Hess Corp.	239	17,430
INPEX Corp.	19,400	205,478
Kinder Morgan, Inc.	22,128	914,993
Marathon Oil Corp.	2,045	59,141
Marathon Petroleum Corp.	11,713	1,055,224
Noble Energy, Inc.	4,744	233,310
Tesoro Corp.	8,782	672,877
Valero Energy Corp.	12,018	584,195

		$8,593,515

Paper & Forest Products — 0.3%
International Paper Co.	26,290	$1,414,928

		$1,414,928

Personal Products — 0.5%
Beiersdorf AG	11,485	$1,019,817
Kao Corp.	6,900	255,454
L’Oreal SA	5,157	879,732

		$2,155,003

Pharmaceuticals — 3.4%
Actavis PLC(1)	3,064	$829,149
Astellas Pharma, Inc.	82,800	1,191,382
Bayer AG	7,039	1,058,272
Eli Lilly & Co.	6,542	445,641
GlaxoSmithKline PLC	28,525	661,758
Johnson & Johnson	9,997	1,082,175
Merck KGaA	11,111	1,104,670
Mylan, Inc.(1)	10,764	630,878
Novartis AG	12,115	1,171,550
Novo Nordisk A/S, Class B	19,371	881,693
Pfizer, Inc.	52,977	1,650,234
Roche Holding AG PC	3,500	1,047,341
Sanofi	21,247	2,052,028
Takeda Pharmaceutical Co., Ltd.	30,700	1,286,289
UCB SA	9,497	744,226

		$15,837,286

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	779	$81,803
Healthcare Trust of America, Inc., Class A	47,908	611,306
Ryman Hospitality Properties, Inc.	15,934	829,843
Washington Real Estate Investment Trust	22,922	615,914

		$2,138,866

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	34,000	$766,009

		$766,009

Road & Rail — 0.3%
Union Pacific Corp.	12,258	$1,431,367

		$1,431,367

Semiconductors & Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	18,127	$1,258,739
Micron Technology, Inc.(1)	53,659	1,929,041
NVIDIA Corp.	56,039	1,175,138

		$4,362,918

Software — 1.2%
AVG Technologies NV(1)	28,037	$550,647
CDK Global, Inc.	4,109	156,430
Intuit, Inc.	10,466	982,444
Microsoft Corp.	51,020	2,439,266
Oracle Corp.	32,891	1,394,907
salesforce.com, inc.(1)	2,228	133,390

		$5,657,084

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	40,397	$4,804,415
Canon, Inc.	39,400	1,258,122
EMC Corp.	5,357	162,585
FUJIFILM Holdings Corp.	36,400	1,203,408
NetApp, Inc.	36,823	1,566,818
Seagate Technology PLC	27,407	1,811,877

		$10,807,225

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	38,868	$514,224
Brookline Bancorp, Inc.	19,952	189,743
Northwest Bancshares, Inc.	16,281	204,978
Oritani Financial Corp.	42,325	615,829
Provident Financial Services, Inc.	15,383	265,818

		$1,790,592

Tobacco — 1.1%
Altria Group, Inc.	13,657	$686,401
British American Tobacco PLC	20,761	1,227,538
Imperial Tobacco Group PLC	15,000	692,440
Japan Tobacco, Inc.	26,600	852,680
Philip Morris International, Inc.	5,486	476,898
Reynolds American, Inc.	14,186	934,999

		$4,870,956

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	68,800	$948,849
NOW Inc.(1)	2,393	64,085
Sumitomo Corp.	94,400	1,007,055
Veritiv Corp.(1)	398	20,000

		$2,039,989

Security	Shares	Value
Water Utilities — 0.1%
United Utilities Group PLC	46,042	$649,769

		$649,769

Wireless Telecommunication Services — 0.2%
KDDI Corp.	3,600	$230,541
SoftBank Corp.	8,600	572,930

		$803,471

Total Common Stocks (identified cost $215,080,132)		$234,199,094

U.S. Treasury Obligations — 11.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,429,565
0.75%, 10/31/17	2,882	2,872,444
0.75%, 12/31/17	3,199	3,180,657
0.75%, 3/31/18	1,736	1,720,242
1.00%, 8/31/16	624	630,522
1.00%, 8/31/19	1,933	1,892,127
1.125%, 12/31/19	1,427	1,399,463
1.25%, 9/30/15	26	26,141
1.25%, 11/30/18	1,776	1,775,877
1.25%, 2/29/20	1,547	1,523,706
1.375%, 7/31/18	1,763	1,778,490
1.375%, 9/30/18	433	436,211
1.375%, 5/31/20	1,317	1,300,735
1.50%, 6/30/16	592	603,239
1.50%, 8/31/18	1,232	1,246,909
1.50%, 12/31/18	3,224	3,251,254
1.50%, 3/31/19	706	710,760
1.75%, 7/31/15	107	108,179
1.875%, 6/30/15	25	25,559
1.875%, 6/30/20	2,242	2,271,905
2.00%, 1/31/16	25	25,728
2.00%, 9/30/20	1,961	1,993,274
2.00%, 11/30/20	2,142	2,174,035
2.125%, 5/31/15	25	25,353
2.125%, 2/29/16	25	25,696
2.125%, 8/31/20	2,476	2,536,569
2.25%, 3/31/21	1,867	1,917,133
2.375%, 7/31/17	1,232	1,283,943
2.375%, 5/31/18	721	752,898
2.50%, 4/30/15	25	25,050
2.625%, 12/31/14	25	24,851
2.625%, 4/30/16	65	67,302
2.625%, 1/31/18	331	347,778
2.625%, 8/15/20	3,362	3,535,194
2.75%, 11/30/16	1,116	1,166,499
2.75%, 5/31/17	328	345,020
2.75%, 12/31/17	329	347,092
2.75%, 2/28/18	329	347,481
2.875%, 3/31/18	755	800,725
3.125%, 10/31/16	857	900,586
3.125%, 4/30/17	2,281	2,416,396

Security	Principal Amount (000’s omitted)	Value
3.25%, 6/30/16	$24	$25,011
3.25%, 7/31/16	287	300,834
3.25%, 12/31/16	715	755,063
4.00%, 2/15/15	24	23,894
4.25%, 8/15/15	23	23,983
4.50%, 2/15/16	23	24,083
4.50%, 5/15/17	779	851,921
5.125%, 5/15/16	159	169,731

Total U.S. Treasury Obligations (identified cost $50,760,309)		$51,417,108

Exchange-Traded Funds(3) — 18.9%

Security	Shares	Value
Equity Funds — 3.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,037,421
Vanguard Energy Index Fund ETF	53,871	6,154,223

		$17,191,644

Municipal Bond Funds — 15.2%
Market Vectors High-Yield Municipal Index ETF	1,293,859	$40,096,690
SPDR Nuveen S&P High Yield Municipal Bond ETF	531,010	30,363,152

		$70,459,842

Total Exchange-Traded Funds (identified cost $86,552,463)		$87,651,486

Short-Term Investments — 18.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$85,091	$85,090,810

Total Short-Term Investments (identified cost $85,090,810)		$85,090,810

Total Investments — 98.8% (identified cost $437,483,714)		$458,358,498

Other Assets, Less Liabilities — 1.2%		$5,655,316

Net Assets — 100.0%		$464,013,814

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $27,611.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	33.7%	$156,536,145
Japan	5.9	27,278,592
United Kingdom	1.9	8,869,726
France	1.8	8,285,115
Switzerland	1.7	7,804,411
Germany	1.5	7,199,636
Spain	1.2	5,678,586
Belgium	0.6	2,928,404
Ireland	0.6	2,603,149
Netherlands	0.4	1,911,591
Denmark	0.3	1,550,160
Finland	0.2	851,707
Sweden	0.2	734,434
Norway	0.1	632,089
Australia	0.1	375,431
Canada	0.1	325,474
India	0.1	318,435
Cyprus	0.1	316,009

Common Stocks	50.5%	$234,199,094
U.S. Treasury Obligations	11.1	51,417,108
Exchange-Traded Funds	18.9	87,651,486
Short-Term Investments	18.3	85,090,810

Total Investments	98.8%	$458,358,498

A summary of open financial instruments at November 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
12/15/14	Japanese Yen 3,100,000,000	United States Dollar 26,913,460	Morgan Stanley & Co. International PLC	$794,389	$—	$794,389

				$794,389	$—	$794,389

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	100 E-mini MSCI EAFE Index	Long	$9,482,868	$9,182,000	$(300,868)
12/14	540 E-mini MSCI Emerging Markets Index	Long	28,854,187	26,954,100	(1,900,087)

					$(2,200,955)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$—	$(2,200,955)

Total		$—	$(2,200,955)

Foreign Exchange	Forward foreign currency exchange contracts	$794,389	$—

Total		$794,389	$—

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$437,431,457

Gross unrealized appreciation	$30,351,758
Gross unrealized depreciation	(9,424,717)

Net unrealized appreciation	$20,927,041

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$14,738,043	$10,666,924		$—	$25,404,967
Consumer Staples	14,457,992	17,335,842		—	31,793,834
Energy	12,592,186	205,478		—	12,797,664
Financials	29,842,695	1,475,591		—	31,318,286
Health Care	13,878,571	15,665,767		—	29,544,338
Industrials	26,573,643	6,307,132		—	32,880,775
Information Technology	34,986,024	3,183,618		—	38,169,642
Materials	6,852,048	1,611,467		—	8,463,515
Telecommunication Services	1,968,543	7,797,144		—	9,765,687
Utilities	5,748,681	8,311,705		—	14,060,386
Total Common Stocks	$161,638,426	$72,560,668	(1)	$—	$234,199,094
U.S. Treasury Obligations	$—	$51,417,108		$—	$51,417,108
Exchange-Traded Funds	87,651,486 (2)	—		—	87,651,486
Short-Term Investments	—	85,090,810		—	85,090,810
Total Investments	$249,289,912	$209,068,586		$—	$458,358,498
Forward Foreign Currency Exchange Contracts	$—	$794,389		$—	$794,389
Total	$249,289,912	$209,862,975		$—	$459,152,887

Liability Description
Futures Contracts	$(2,200,955)	$—		$—	$(2,200,955)
Total	$(2,200,955)	$—		$—	$(2,200,955)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(2)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Aerospace & Defense — 0.5%
Honeywell International, Inc.	12,952	$1,283,154
Precision Castparts Corp.	3,643	866,670
United Technologies Corp.	37,112	4,085,289

		$6,235,113

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	56,980	$6,263,242

		$6,263,242

Auto Components — 1.6%
Bridgestone Corp.	160,300	$5,512,254
Delphi Automotive PLC	19,801	1,444,483
Denso Corp.	83,600	3,905,519
Goodyear Tire & Rubber Co. (The)	91,859	2,517,855
Johnson Controls, Inc.	111,972	5,598,600

		$18,978,711

Automobiles — 3.2%
Ford Motor Co.	360,653	$5,673,072
Fuji Heavy Industries, Ltd.	126,400	4,617,083
General Motors Co.	167,602	5,602,935
Honda Motor Co., Ltd.	161,100	4,871,342
Mazda Motor Corp.	147,200	3,816,972
Nissan Motor Co., Ltd.	399,800	3,730,115
Toyota Motor Corp.	153,610	9,443,865

		$37,755,384

Banks — 3.7%
1st Source Corp.	45,432	$1,386,585
Bank of Nova Scotia (The)	15,358	953,042
Bank of the Ozarks, Inc.	54,426	1,970,221
Citigroup, Inc.	30,970	1,671,451
Columbia Banking System, Inc.	38,242	1,050,508
Commonwealth Bank of Australia	32,064	2,199,090
Community Bank System, Inc.	26,945	996,695
First Financial Bankshares, Inc.	43,496	1,312,274
Glacier Bancorp, Inc.	126,220	3,455,904
JPMorgan Chase & Co.	127,718	7,683,515
MB Financial, Inc.	15,282	481,383
PacWest Bancorp	37,756	1,755,654
PNC Financial Services Group, Inc. (The)	10,580	925,433
PrivateBancorp, Inc.	20,912	657,682
Sumitomo Mitsui Financial Group, Inc.	109,500	4,111,189
Texas Capital Bancshares, Inc.(1)	25,443	1,402,672
U.S. Bancorp	22,773	1,006,567
UMB Financial Corp.	19,036	1,056,308
Umpqua Holdings Corp.	83,929	1,425,954
United Bankshares, Inc.	34,806	1,214,729
Wells Fargo & Co.	119,567	6,514,010

		$43,230,866

1

Security	Shares	Value
Beverages — 2.7%
Anheuser-Busch InBev NV	38,790	$4,559,287
Asahi Group Holdings, Ltd.	92,100	2,870,710
Coca-Cola Co. (The)	135,876	6,091,321
Diageo PLC	132,759	4,092,183
Heineken NV	53,583	4,212,897
PepsiCo, Inc.	60,967	6,102,797
Pernod-Ricard SA	33,647	3,986,781

		$31,915,976

Biotechnology — 2.1%
Actelion, Ltd.	39,539	$4,688,196
Alexion Pharmaceuticals, Inc.(1)	15,460	3,013,154
Amgen, Inc.	31,861	5,266,942
Biogen Idec, Inc.(1)	11,701	3,600,281
Celgene Corp.(1)	7,066	803,333
Gilead Sciences, Inc.(1)	43,624	4,376,360
Grifols SA, Class A	65,684	2,924,770

		$24,673,036

Building Products — 0.4%
Daikin Industries, Ltd.	76,400	$5,070,022

		$5,070,022

Capital Markets — 0.8%
Bank of New York Mellon Corp. (The)	24,170	$967,525
BlackRock, Inc.	2,980	1,070,058
Goldman Sachs Group, Inc. (The)	16,290	3,069,199
Greenhill & Co., Inc.	37,730	1,672,194
Invesco, Ltd.	23,691	956,169
Morgan Stanley	13,555	476,865
State Street Corp.	9,428	723,410

		$8,935,420

Chemicals — 1.5%
Eastman Chemical Co.	49,857	$4,134,143
Ecolab, Inc.	25,041	2,728,217
LyondellBasell Industries NV, Class A	58,540	4,616,464
Monsanto Co.	15,184	1,820,713
Shin-Etsu Chemical Co., Ltd.	61,300	4,128,453

		$17,427,990

Commercial Services & Supplies — 1.1%
Ceco Environmental Corp.	135,277	$1,915,522
Covanta Holding Corp.	232,035	5,817,118
Heritage-Crystal Clean, Inc.(1)	19,980	329,670
Tetra Tech, Inc.	116,254	3,159,784
US Ecology, Inc.	14,122	562,338
Waste Connections, Inc.	10,359	489,048

		$12,273,480

Communications Equipment — 0.7%
Cisco Systems, Inc.	117,674	$3,252,509
Juniper Networks, Inc.	92,027	2,039,318
Motorola Solutions, Inc.	21,143	1,389,518
QUALCOMM, Inc.	19,306	1,407,408

		$8,088,753

2

Security	Shares	Value
Construction & Engineering — 1.7%
Ameresco, Inc., Class A(1)	194,127	$1,496,719
Argan, Inc.	15,893	504,921
Comfort Systems USA, Inc.	26,237	377,026
Dycom Industries, Inc.(1)	16,843	515,227
EMCOR Group, Inc.	98,476	4,268,935
Granite Construction, Inc.	62,289	2,233,061
Layne Christensen Co.(1)	13,497	95,829
MasTec, Inc.(1)	67,169	1,618,773
MYR Group, Inc.(1)	13,983	362,859
Northwest Pipe Co.(1)	14,062	464,608
Orion Marine Group, Inc.(1)	35,048	384,827
Primoris Services Corp.	44,036	1,151,541
Quanta Services, Inc.(1)	109,761	3,347,710
Tutor Perini Corp.(1)	123,535	3,119,259

		$19,941,295

Consumer Finance — 0.5%
American Express Co.	11,985	$1,107,653
Capital One Financial Corp.	10,314	858,125
Discover Financial Services	14,814	971,058
First Cash Financial Services, Inc.(1)	44,149	2,550,929

		$5,487,765

Containers & Packaging — 0.4%
Owens-Illinois, Inc.(1)	121,486	$3,114,901
Rexam PLC	269,731	1,903,687

		$5,018,588

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,655,514

		$1,655,514

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	193,217	$6,836,017
Belgacom SA	115,328	4,553,090
Deutsche Telekom AG	229,529	3,900,340
Swisscom AG	7,805	4,737,112
Telefonica SA	354,857	5,688,427
Telenor ASA	121,709	2,570,189
TeliaSonera AB	446,497	3,185,757
TELUS Corp.	29,006	1,104,942
Verizon Communications, Inc.	83,446	4,221,533
Vivendi SA	150,044	3,815,703

		$40,613,110

Electric Utilities — 3.0%
American Electric Power Co., Inc.	21,480	$1,236,174
Endesa SA	101,532	1,961,172
Fortum Oyj	146,683	3,679,634
Iberdrola SA	778,442	5,756,403
NextEra Energy, Inc.	50,281	5,248,834
Northeast Utilities	89,531	4,533,850
Red Electrica Corp. SA	45,555	4,170,364
Southern Co. (The)	22,129	1,049,579
SSE PLC	114,356	2,926,581
Xcel Energy, Inc.	134,346	4,559,703

		$35,122,294

Electrical Equipment — 1.9%
Acuity Brands, Inc.	33,770	$4,667,014
AZZ, Inc.	77,185	3,456,344
Babcock & Wilcox Co. (The)	108,200	3,205,966
Encore Wire Corp.	12,003	440,150

3

Security	Shares	Value
Generac Holdings, Inc.(1)	76,929	$3,337,180
Global Power Equipment Group, Inc.	20,332	263,706
Hubbell, Inc., Class B	31,119	3,323,509
Power Solutions International, Inc.(1)	25,232	1,656,481
PowerSecure International, Inc.(1)	80,315	804,756
Rockwell Automation, Inc.	8,053	929,397

		$22,084,503

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	19,108	$1,024,762
Citizen Holdings Co., Ltd.	168,800	1,306,984
Corning, Inc.	110,245	2,317,350
Jabil Circuit, Inc.	108,533	2,252,060
Kyocera Corp.	54,000	2,639,454
TE Connectivity, Ltd.	81,885	5,257,017

		$14,797,627

Energy Equipment & Services — 1.3%
Frank’s International NV	70,586	$1,269,136
Halliburton Co.	69,483	2,932,183
National Oilwell Varco, Inc.	65,433	4,386,628
Ocean Rig UDW, Inc.	122,380	1,467,336
Rowan Cos., PLC, Class A	145,114	3,159,132
Transocean, Ltd.	89,167	1,873,399

		$15,087,814

Food & Staples Retailing — 2.7%
Casino Guichard-Perrachon SA	31,236	$3,008,398
Costco Wholesale Corp.	32,507	4,619,895
CVS Health Corp.	62,890	5,745,630
Koninklijke Ahold NV	215,727	3,807,901
Kroger Co. (The)	61,022	3,651,556
Sysco Corp.	23,094	929,764
Wal-Mart Stores, Inc.	61,120	5,350,445
Walgreen Co.	58,644	4,023,565

		$31,137,154

Food Products — 2.9%
Bunge, Ltd.	31,447	$2,854,444
Campbell Soup Co.	91,731	4,153,580
ConAgra Foods, Inc.	33,513	1,223,895
Danone SA	52,067	3,669,869
General Mills, Inc.	48,293	2,547,456
Hershey Co. (The)	33,847	3,394,177
Kellogg Co.	17,937	1,188,326
Kraft Foods Group, Inc.	9,345	562,289
Nestle SA	129,843	9,740,086
Unilever NV	98,425	4,006,595

		$33,340,717

Gas Utilities — 0.3%
Gas Natural SDG SA	122,689	$3,475,475

		$3,475,475

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	15,287	$1,115,951
Coloplast A/S, Class B	33,262	2,887,980
Essilor International SA	38,595	4,333,302
Halyard Health, Inc.(1)	4,543	178,131
Medtronic, Inc.	80,961	5,980,589
Sonova Holding AG	18,108	2,738,260
Zimmer Holdings, Inc.	12,788	1,435,964

		$18,670,177

4

Security	Shares	Value
Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	56,895	$5,180,290
Anthem, Inc.	10,136	1,296,496
Cardinal Health, Inc.	17,166	1,410,874
Cigna Corp.	15,196	1,563,516
DaVita HealthCare Partners, Inc.(1)	16,682	1,276,674
Fresenius Medical Care AG & Co. KGaA	54,632	4,032,248
Fresenius SE & Co. KGaA	25,427	1,377,533
McKesson Corp.	26,217	5,525,495
UnitedHealth Group, Inc.	21,515	2,122,024

		$23,785,150

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	25,274	$1,116,100
Marriott International, Inc., Class A	20,326	1,601,486
Wyndham Worldwide Corp.	29,843	2,487,712

		$5,205,298

Household Durables — 1.8%
Casio Computer Co., Ltd.	124,400	$1,880,046
Newell Rubbermaid, Inc.	145,557	5,285,175
Nikon Corp.	287,400	4,108,418
Sony Corp.	196,800	4,311,805
Whirlpool Corp.	31,134	5,796,217

		$21,381,661

Household Products — 1.9%
Colgate-Palmolive Co.	40,603	$2,825,563
Henkel AG & Co. KGaA, PFC Shares	33,980	3,764,907
Kimberly-Clark Corp.	36,350	4,238,046
Procter & Gamble Co. (The)	63,786	5,768,168
Reckitt Benckiser Group PLC	66,987	5,487,288

		$22,083,972

Industrial Conglomerates — 1.3%
3M Co.	33,103	$5,299,459
General Electric Co.	313,847	8,313,807
Roper Industries, Inc.	11,167	1,762,376

		$15,375,642

Insurance — 2.9%
ACE, Ltd.	7,500	$857,550
Aflac, Inc.	79,837	4,768,664
Aon PLC	10,603	980,671
eHealth, Inc.(1)	47,674	1,233,326
Hartford Financial Services Group, Inc.	113,273	4,678,175
Lincoln National Corp.	76,082	4,308,524
Marsh & McLennan Cos., Inc.	17,369	982,912
MetLife, Inc.	86,488	4,809,598
Prudential Financial, Inc.	63,515	5,397,505
Travelers Companies, Inc. (The)	8,169	853,252
XL Group PLC	146,483	5,203,076

		$34,073,253

Internet Software & Services — 1.1%
eBay, Inc.(1)	17,995	$987,565
Google, Inc., Class A(1)	8,261	4,535,950
Google, Inc., Class C(1)	8,261	4,476,058
Yahoo! Inc.(1)	44,381	2,296,273

		$12,295,846

IT Services — 2.9%
Accenture PLC, Class A	15,807	$1,364,618
Automatic Data Processing, Inc.	63,778	5,461,948

5

Security	Shares	Value
Cognizant Technology Solutions Corp., Class A(1)	19,048	$1,028,402
Fidelity National Information Services, Inc.	20,781	1,271,589
Fiserv, Inc.(1)	74,833	5,349,811
International Business Machines Corp.	30,500	4,946,185
MasterCard, Inc., Class A	25,160	2,196,216
Paychex, Inc.	99,122	4,699,374
Visa, Inc., Class A	8,692	2,244,188
Xerox Corp.	391,236	5,461,655

		$34,023,986

Leisure Products — 0.2%
Mattel, Inc.	22,606	$713,219
Yamaha Corp.	86,600	1,291,923

		$2,005,142

Life Sciences Tools & Services — 0.4%
ICON PLC(1)	65,450	$3,635,093
Thermo Fisher Scientific, Inc.	10,245	1,324,576

		$4,959,669

Machinery — 4.7%
American Railcar Industries, Inc.	66,993	$3,951,247
Cummins, Inc.	14,570	2,121,683
Deere & Co.	10,909	944,938
Douglas Dynamics, Inc.	25,950	597,628
FANUC Corp.	22,600	3,814,359
FreightCar America, Inc.	166,113	4,805,649
Global Brass & Copper Holdings, Inc.	222,736	2,728,516
Greenbrier Cos., Inc.	19,689	1,092,346
Ingersoll-Rand PLC	61,728	3,892,568
Komatsu, Ltd.	205,500	4,862,469
Kubota Corp.	341,000	5,338,084
L.B. Foster Co., Class A	6,296	291,820
Mueller Industries, Inc.	101,384	3,326,409
Mueller Water Products, Inc., Class A	321,051	3,046,774
Oshkosh Corp.	8,861	402,289
Proto Labs, Inc.(1)	59,084	3,834,552
RBC Bearings, Inc.	7,620	484,480
Standex International Corp.	6,345	462,995
Titan International, Inc.	98,892	979,031
Trimas Corp.(1)	79,124	2,463,130
Trinity Industries, Inc.	105,680	3,388,101
Wabash National Corp.(1)	221,509	2,390,082

		$55,219,150

Media — 1.1%
Gannett Co., Inc.	112,344	$3,656,797
Liberty Broadband Corp., Class A(1)	1,547	84,838
Liberty Broadband Corp., Class C(1)	3,095	168,368
Liberty Media Corp., Class A(1)	6,191	227,643
Liberty Media Corp., Class C(1)	12,382	452,315
Omnicom Group, Inc.	52,805	4,080,242
Thomson Reuters Corp.	75,534	2,994,277
Time Warner Cable, Inc.	7,712	1,151,247

		$12,815,727

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	124,824	$3,351,524
Vedanta Resources PLC	125,749	1,429,489

		$4,781,013

Multi-Utilities — 1.8%
Consolidated Edison, Inc.	16,823	$1,062,372
Dominion Resources, Inc.	56,814	4,121,856

6

Security	Shares	Value
DTE Energy Co.	57,433	$4,678,492
E.ON SE	200,378	3,547,845
GDF Suez	146,302	3,605,699
National Grid PLC	194,759	2,827,949
Sempra Energy	12,677	1,416,401

		$21,260,614

Multiline Retail — 0.1%
Nordstrom, Inc.	17,742	$1,354,779

		$1,354,779

Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	71,018	$7,731,730
ConocoPhillips	76,142	5,030,702
Denbury Resources, Inc.	133,742	1,104,709
EOG Resources, Inc.	11,052	958,429
Exxon Mobil Corp.	121,249	10,977,885
Hess Corp.	4,965	362,097
INPEX Corp.	365,400	3,870,186
Kinder Morgan, Inc.	117,343	4,852,133
Marathon Oil Corp.	18,459	533,834
Marathon Petroleum Corp.	51,900	4,675,671
Noble Energy, Inc.	11,064	544,128
Tesoro Corp.	39,826	3,051,468
Valero Energy Corp.	54,529	2,650,655

		$46,343,627

Paper & Forest Products — 0.5%
International Paper Co.	109,978	$5,919,016

		$5,919,016

Personal Products — 0.8%
Beiersdorf AG	48,213	$4,281,101
Kao Corp.	38,200	1,414,249
L’Oreal SA	22,281	3,800,914

		$9,496,264

Pharmaceuticals — 5.9%
Actavis PLC(1)	17,634	$4,771,937
Astellas Pharma, Inc.	365,200	5,254,741
Bayer AG	29,722	4,468,524
Eli Lilly & Co.	23,683	1,613,286
GlaxoSmithKline PLC	115,988	2,690,834
Johnson & Johnson	62,411	6,755,991
Merck KGaA	47,595	4,731,954
Mylan, Inc.(1)	36,788	2,156,145
Novartis AG	50,792	4,911,711
Novo Nordisk A/S, Class B	88,954	4,048,844
Pfizer, Inc.	280,589	8,740,347
Roche Holding AG PC	13,030	3,899,102
Sanofi	71,644	6,919,354
Takeda Pharmaceutical Co., Ltd.	116,200	4,868,624
UCB SA	41,030	3,215,290

		$69,046,684

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	7,862	$825,588
Healthcare Trust of America, Inc., Class A	222,393	2,837,735
Ryman Hospitality Properties, Inc.	86,737	4,517,263

		$8,180,586

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	105,000	$2,365,618

		$2,365,618

7

Security	Shares	Value
Road & Rail — 0.5%
Union Pacific Corp.	51,284	$5,988,433

		$5,988,433

Semiconductors & Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	67,610	$4,694,838
Micron Technology, Inc.(1)	148,912	5,353,387
NVIDIA Corp.	123,790	2,595,876

		$12,644,101

Software — 2.6%
AVG Technologies NV(1)	131,249	$2,577,730
CDK Global, Inc.	21,259	809,330
Intuit, Inc.	55,643	5,223,208
Microsoft Corp.	270,124	12,914,629
Oracle Corp.	174,429	7,397,534
salesforce.com, inc.(1)	14,360	859,733

		$29,782,164

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	180,285	$21,441,295
Canon, Inc.	171,800	5,485,922
EMC Corp.	39,287	1,192,360
FUJIFILM Holdings Corp.	117,900	3,897,851
NetApp, Inc.	55,775	2,373,226
Seagate Technology PLC	79,481	5,254,489

		$39,645,143

Thrifts & Mortgage Finance — 0.4%
Brookline Bancorp, Inc.	125,041	$1,189,140
Northwest Bancshares, Inc.	101,055	1,272,283
Oritani Financial Corp.	156,217	2,272,957

		$4,734,380

Tobacco — 2.3%
Altria Group, Inc.	106,864	$5,370,985
British American Tobacco PLC	125,112	7,397,512
Imperial Tobacco Group PLC	64,806	2,991,616
Japan Tobacco, Inc.	117,600	3,769,743
Philip Morris International, Inc.	49,128	4,270,697
Reynolds American, Inc.	53,420	3,520,912

		$27,321,465

Trading Companies & Distributors — 0.8%
Mitsui & Co., Ltd.	340,700	$4,698,735
NOW Inc.(1)	8,680	232,451
Sumitomo Corp.	400,900	4,276,785
Veritiv Corp.(1)	1,445	72,611

		$9,280,582

Water Utilities — 0.2%
United Utilities Group PLC	194,410	$2,743,615

		$2,743,615

Wireless Telecommunication Services — 0.4%
KDDI Corp.	23,800	$1,524,131
SoftBank Corp.	53,638	3,573,350

		$5,097,481

Total Common Stocks (identified cost $884,588,445)		$1,016,490,087

8

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
Vanguard Energy Index Fund ETF	142,165	$16,240,930

Total Exchange-Traded Funds (identified cost $20,466,045)		$16,240,930

Short-Term Investments — 10.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$124,042	$124,041,768

Total Short-Term Investments (identified cost $124,041,768)		$124,041,768

Total Investments — 99.0% (identified cost $1,029,096,258)		$1,156,772,785

Other Assets, Less Liabilities — 1.0%		$11,590,842

Net Assets — 100.0%		$1,168,363,627

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $44,390.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	57.8%	$675,441,239
Japan	10.8	126,631,001
United Kingdom	3.3	38,512,343
Switzerland	3.1	35,971,484
France	2.8	33,140,020
Germany	2.6	30,104,452
Spain	2.0	23,976,611
Belgium	1.1	12,327,667
Ireland	0.8	8,838,169
Netherlands	0.7	8,020,798
Denmark	0.6	6,936,824
Finland	0.3	3,679,634
Sweden	0.3	3,185,757
Norway	0.2	2,570,189
Australia	0.2	2,199,090
Canada	0.2	2,057,984
Cyprus	0.1	1,467,336

9

Country	Percentage of Net Assets	Value
India	0.1%	$1,429,489

Common Stocks	87.0%	$1,016,490,087
Exchange-Traded Funds	1.4	16,240,930
Short-Term Investments	10.6	124,041,768

Total Investments	99.0%	$1,156,772,785

A summary of open financial instruments at November 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
12/15/14	Japanese Yen 14,500,000,000	United States Dollar 125,885,540	Morgan Stanley & Co. International PLC	$3,715,691	$—	$3,715,691

				$3,715,691	$—	$3,715,691

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	2,360 E-mini MSCI Emerging Markets Index	Long	$126,103,485	$117,799,400	$(8,304,085)

					$(8,304,085)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$—	$(8,304,085)

Total		$—	$(8,304,085)

Foreign Exchange	Forward foreign currency exchange contracts	$3,715,691	$—

Total		$3,715,691	$—

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,029,232,739

Gross unrealized appreciation	$162,997,456
Gross unrealized depreciation	(35,457,410)

Net unrealized appreciation	$127,540,046

10

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$52,007,360	$47,489,342		$—	$99,496,702
Consumer Staples	78,433,511	76,862,037		—	155,295,548
Energy	57,561,255	3,870,186		—	61,431,441
Financials	99,987,505	8,675,897		—	108,663,402
Health Care	73,143,449	67,991,267		—	141,134,716
Industrials	129,671,008	28,060,454		—	157,731,462
Information Technology	137,947,409	13,330,211		—	151,277,620
Materials	25,684,978	7,461,629		—	33,146,607
Telecommunication Services	12,162,492	33,548,099		—	45,710,591
Utilities	27,907,261	34,694,737		—	62,601,998
Total Common Stocks	$694,506,228	$321,983,859	*	$—	$1,016,490,087
Exchange-Traded Funds	$16,240,930	$—		$—	$16,240,930
Short-Term Investments	—	124,041,768		—	124,041,768
Total Investments	$710,747,158	$446,025,627		$—	$1,156,772,785
Forward Foreign Currency Exchange Contracts	$—	$3,715,691		$—	$3,715,691
Total	$710,747,158	$449,741,318		$—	$1,160,488,476

Liability Description
Futures Contracts	$(8,304,085)	$—		$—	$(8,304,085)
Total	$(8,304,085)	$—		$—	$(8,304,085)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Richard Bernstein Market Opportunities Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 67.1%

Security	Shares	Value
Auto Components — 2.3%
Bridgestone Corp.	2,500	$85,968
Denso Corp.	2,000	93,434
Gentex Corp.	2,627	93,416
Johnson Controls, Inc.	4,357	217,850
Superior Industries International, Inc.	5,026	91,071

		$581,739

Automobiles — 4.0%
Ford Motor Co.	12,571	$197,742
Fuji Heavy Industries, Ltd.	3,000	109,583
General Motors Co.	6,114	204,391
Honda Motor Co., Ltd.	3,100	93,738
Mazda Motor Corp.	3,500	90,757
Mitsubishi Motors Corp.	7,200	73,935
Nissan Motor Co., Ltd.	9,400	87,701
Toyota Motor Corp.	2,700	165,994

		$1,023,841

Banks — 1.5%
Grupo Financiero Banorte SAB de CV, Class O	13,119	$73,744
JPMorgan Chase & Co.	5,168	310,907

		$384,651

Beverages — 0.9%
Arca Continental SAB de CV(1)	11,397	$73,558
Coca-Cola Femsa SAB de CV, Series L	7,698	76,922
Fomento Economico Mexicano SAB de CV, Series UBD(1)	9,415	91,359

		$241,839

Building Products — 0.3%
Daikin Industries, Ltd.	1,200	$79,634

		$79,634

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	1,247	$234,947

		$234,947

Chemicals — 2.1%
Dow Chemical Co. (The)	2,086	$101,525
E.I. du Pont de Nemours & Co.	1,667	119,024
LyondellBasell Industries NV, Class A	923	72,788
Nitto Denko Corp.	1,500	79,186
RPM International, Inc.	1,648	78,609
Shin-Etsu Chemical Co., Ltd.	1,400	94,288

		$545,420

Commercial Services & Supplies — 1.6%
Ceco Environmental Corp.	5,504	$77,937
Covanta Holding Corp.	5,272	132,169
McGrath RentCorp	2,634	92,875
Viad Corp.	4,418	106,164

		$409,145

Communications Equipment — 2.4%
Harris Corp.	1,150	$82,421
Juniper Networks, Inc.	8,682	192,393

1

Security	Shares	Value
Motorola Solutions, Inc.	1,435	$94,308
NETGEAR, Inc.(1)	2,970	103,118
QUALCOMM, Inc.	1,926	140,406

		$612,646

Construction & Engineering — 4.2%
Argan, Inc.	1,985	$63,064
Chiyoda Corp.	7,000	61,823
Comfort Systems USA, Inc.	5,109	73,416
Dycom Industries, Inc.(1)	2,812	86,019
EMCOR Group, Inc.	2,229	96,627
Granite Construction, Inc.	2,454	87,976
JGC Corp.	2,000	43,018
MasTec, Inc.(1)	3,614	87,097
MYR Group, Inc.(1)	3,310	85,895
Northwest Pipe Co.(1)	2,086	68,921
Primoris Services Corp.	2,982	77,979
Promotora y Operadora de Infraestructura SAB de CV(1)	5,913	73,395
Quanta Services, Inc.(1)	3,274	99,857
Tutor Perini Corp.(1)	2,799	70,675

		$1,075,762

Distributors — 0.8%
Core-Mark Holding Co., Inc.	2,010	$120,821
Genuine Parts Co.	962	98,874

		$219,695

Diversified Telecommunication Services — 0.4%
IDT Corp., Class B	6,269	$106,197

		$106,197

Electrical Equipment — 2.6%
Acuity Brands, Inc.	923	$127,558
AZZ, Inc.	1,850	82,843
Babcock & Wilcox Co. (The)	3,947	116,950
Encore Wire Corp.	1,827	66,996
Generac Holdings, Inc.(1)	2,557	110,923
Global Power Equipment Group, Inc.	4,634	60,103
Hubbell, Inc., Class B	878	93,770

		$659,143

Electronic Equipment, Instruments & Components — 3.1%
Alps Electric Co., Ltd.	3,700	$73,953
Corning, Inc.	9,788	205,744
Jabil Circuit, Inc.	7,567	157,015
Taiyo Yuden Co., Ltd.	7,500	84,936
TE Connectivity, Ltd.	3,158	202,744
Yokogawa Electric Corp.	6,700	84,642

		$809,034

Energy Equipment & Services — 1.7%
Helmerich & Payne, Inc.	808	$56,196
National Oilwell Varco, Inc.	2,539	170,215
Rowan Cos., PLC, Class A	6,642	144,596
Tesco Corp.	4,595	64,744

		$435,751

Food Products — 0.7%
Cal-Maine Foods, Inc.	2,474	$103,611
Kikkoman Corp.	3,000	71,399

		$175,010

Health Care Equipment & Supplies — 0.6%
Olympus Corp.(1)	2,200	$80,072
Terumo Corp.	3,200	72,786

		$152,858

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Cracker Barrel Old Country Store, Inc.	776	$99,336
McDonald’s Corp.	1,348	130,500
Red Robin Gourmet Burgers, Inc.(1)	1,332	89,710
Ruth’s Hospitality Group, Inc.	8,818	115,868

		$435,414

Household Durables — 2.3%
Casio Computer Co., Ltd.	4,500	$68,008
Garmin, Ltd.	1,504	86,180
Nikon Corp.	5,500	78,623
Sony Corp.	4,500	98,593
Whirlpool Corp.	1,341	249,654

		$581,058

Independent Power and Renewable Electricity Producers — 0.3%
Dynegy, Inc.(1)	2,533	$83,969

		$83,969

Industrial Conglomerates — 0.2%
Grupo Carso SA de CV, Series A1	10,687	$60,603

		$60,603

Insurance — 1.7%
MetLife, Inc.	4,158	$231,226
Prudential Financial, Inc.	2,468	209,731

		$440,957

Internet & Catalog Retail — 0.3%
PetMed Express, Inc.	5,557	$75,020

		$75,020

Internet Software & Services — 0.3%
j2 Global, Inc.	1,456	$82,322

		$82,322

IT Services — 3.0%
Accenture PLC, Class A	1,285	$110,934
Automatic Data Processing, Inc.	1,178	100,884
Broadridge Financial Solutions, Inc.	1,815	82,201
Paychex, Inc.	2,031	96,290
Sykes Enterprises, Inc.(1)	4,646	107,648
TeleTech Holdings, Inc.(1)	3,644	85,160
Xerox Corp.	14,197	198,190

		$781,307

Leisure Products — 0.6%
Hasbro, Inc.	1,535	$90,872
Mattel, Inc.	2,438	76,919

		$167,791

Life Sciences Tools & Services — 0.3%
Cambrex Corp.(1)	3,055	$69,501

		$69,501

Machinery — 4.8%
American Railcar Industries, Inc.	1,337	$78,856
Douglas Dynamics, Inc.	3,878	89,310
FANUC Corp.	500	84,389
FreightCar America, Inc.	2,571	74,379
Global Brass & Copper Holdings, Inc.	5,072	62,132
Komatsu, Ltd.	3,900	92,281
Kubota Corp.	5,000	78,271
L.B. Foster Co., Class A	1,486	68,876
Minebea Co., Ltd.	6,000	75,170

3

Security	Shares	Value
Mueller Water Products, Inc., Class A	10,306	$97,804
NGK Insulators, Ltd.	2,000	44,421
Okuma Corp.	9,000	68,260
RBC Bearings, Inc.	1,334	84,816
Trimas Corp.(1)	2,903	90,370
Trinity Industries, Inc.	2,506	80,342
Wabash National Corp.(1)	6,081	65,614

		$1,235,291

Media — 0.3%
Grupo Televisa SAB, Series CPO(1)	9,757	$72,882

		$72,882

Metals & Mining — 0.6%
Industrias Penoles SAB de CV	7,083	$148,970

		$148,970

Multiline Retail — 0.2%
El Puerto de Liverpool SAB de CV(1)	5,388	$58,568

		$58,568

Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	1,602	$105,844
Exxon Mobil Corp.	3,037	274,970
INPEX Corp.	5,800	61,432
Marathon Petroleum Corp.	2,094	188,648
Phillips 66	1,201	87,697
Valero Energy Corp.	1,659	80,644
Western Refining, Inc.	1,539	63,268

		$862,503

Pharmaceuticals — 0.9%
Astellas Pharma, Inc.	6,500	$93,527
Dainippon Sumitomo Pharma Co., Ltd.	4,100	42,404
Takeda Pharmaceutical Co., Ltd.	2,100	87,987

		$223,918

Professional Services — 0.9%
Heidrick & Struggles International, Inc.	4,434	$88,769
Resources Connection, Inc.	4,439	67,339
RPX Corp.(1)	6,457	84,716

		$240,824

Road & Rail — 0.8%
Marten Transport, Ltd.	3,881	$83,441
Werner Enterprises, Inc.	3,928	121,847

		$205,288

Semiconductors & Semiconductor Equipment — 4.4%
Alpha & Omega Semiconductor, Ltd.(1)	10,553	$90,545
Analog Devices, Inc.	1,699	92,833
KLA-Tencor Corp.	2,225	154,504
Linear Technology Corp.	1,852	85,248
Microchip Technology, Inc.	1,694	76,484
Micron Technology, Inc.(1)	6,281	225,802
NVIDIA Corp.	10,017	210,057
Texas Instruments, Inc.	2,177	118,472
Xilinx, Inc.	1,992	90,516

		$1,144,461

Software — 1.8%
AVG Technologies NV(1)	4,701	$92,328
CDK Global, Inc.	392	14,923
Microsoft Corp.	5,784	276,533
Trend Micro, Inc.	2,400	72,911

		$456,695

4

Security	Shares	Value
Specialty Retail — 3.3%
ANN, Inc.(1)	1,877	$68,942
Brown Shoe Co., Inc.	3,292	107,846
Destination Maternity Corp.	3,381	54,197
DSW, Inc., Class A	1,950	69,186
GameStop Corp., Class A	1,694	64,050
Gap, Inc. (The)	1,809	71,636
Grupo Elektra SA de CV(1)	2,822	116,695
Rent-A-Center, Inc.	3,323	114,644
Stein Mart, Inc.	7,388	104,910
Zumiez, Inc.(1)	2,002	71,612

		$843,718

Technology Hardware, Storage & Peripherals — 2.6%
Canon, Inc.	2,900	$92,603
Konica Minolta, Inc.	7,200	83,913
NetApp, Inc.	4,765	202,751
Ricoh Co., Ltd.	7,400	80,240
Seagate Technology PLC	3,214	212,477

		$671,984

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	1,864	$69,192

		$69,192

Tobacco — 0.3%
Japan Tobacco, Inc.	2,800	$89,756

		$89,756

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	1,998	$93,686
Mitsui & Co., Ltd.	5,600	77,232
Sumitomo Corp.	6,600	70,408
Toyota Tsusho Corp.	3,000	71,003

		$312,329

Transportation Infrastructure — 0.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,613	$72,510
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	6,380	85,923

		$158,433

Total Common Stocks (identified cost $17,705,324)		$17,320,066

Exchange-Traded Funds(2) — 23.2%

Security	Shares	Value
Equity Funds — 5.9%
iShares MSCI Chile Capped ETF	12,530	$522,000
iShares MSCI Taiwan ETF	62,934	994,986

		$1,516,986

Municipal Bond Funds — 17.3%
SPDR Nuveen S&P High Yield Municipal Bond ETF	77,876	$4,452,950

		$4,452,950

Total Exchange-Traded Funds (identified cost $5,964,168)		$5,969,936

5

Short-Term Investments — 19.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$5,056	$5,056,172

Total Short-Term Investments (identified cost $5,056,172)		$5,056,172

Total Investments — 109.9% (identified cost $28,725,664)		$28,346,174

Other Assets, Less Liabilities — (9.9)%		$(2,542,268)

Net Assets — 100.0%		$25,803,906

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, September 2, 2014, to November 30, 2014 was $1,713.

Securities Sold Short — (11.0)%

Exchange-Traded Funds — (11.0)%

Security	Shares	Value
Equity Funds — (11.0)%
iShares MSCI Brazil Capped ETF	(35,577)	$(1,488,897)
Market Vectors Russia ETF	(69,029)	(1,349,517)

Total Exchange-Traded Funds (proceeds $3,047,633)		$(2,838,414)

Total Securities Sold Short (proceeds $3,047,633)		$(2,838,414)

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	49.9%	$12,873,914
Japan	12.5	3,238,279
Mexico	3.9	1,005,129
Switzerland	0.8	202,744

Common Stocks	67.1%	$17,320,066
Exchange-Traded Funds	23.2	5,969,936
Short-Term Investments	19.6	5,056,172

Total Investments	109.9%	$28,346,174

6

Eaton Vance Richard Bernstein Market Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 2, 2014. The Fund’s investment objective is total return.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

7

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Securities Sold Short — A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Fund is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

A summary of open financial instruments at November 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
12/15/14	Japanese Yen 370,000,000	United States Dollar 3,212,252	Morgan Stanley & Co. International PLC	$94,814	$—	$94,814

				$94,814	$—	$94,814

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	50 E-mini MSCI Emerging Markets Index	Long	$2,671,684	$2,495,750	$(175,934)

					$(175,934)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities. During the period ended November 30, 2014, the Fund entered into a total return swap agreement on an equity index future to enhance return and as a substitution for the sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$—	$(175,934)

Total		$—	$(175,934)

Foreign Exchange	Forward foreign currency exchange contracts	$94,814	$—

Total		$94,814	$—

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

8

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,725,664

Gross unrealized appreciation	$758,578
Gross unrealized depreciation	(1,138,068)

Net unrealized depreciation	$(379,490)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,082,583	$1,046,335		$—	$4,128,918
Consumer Staples	345,450	161,155		—	506,605
Energy	1,236,822	61,432		—	1,298,254
Financials	1,060,555	—		—	1,060,555
Health Care	69,501	376,776		—	446,277
Industrials	3,590,543	845,909		—	4,436,452
Information Technology	3,985,251	573,198		—	4,558,449
Materials	520,916	173,474		—	694,390
Telecommunication Services	106,197	—		—	106,197
Utilities	83,969	—		—	83,969
Total Common Stocks	$14,081,787	$3,238,279	(1)	$—	$17,320,066
Exchange-Traded Funds	$5,969,936 (2)	$—		$—	$5,969,936
Short-Term Investments	—	5,056,172		—	5,056,172
Total Investments	$20,051,723	$8,294,451		$—	$28,346,174
Forward Foreign Currency Exchange Contracts	$—	$94,814		$—	$94,814
Total	$20,051,723	$8,389,265		$—	$28,440,988

Liability Description
Securities Sold Short	$(2,838,414)	$—		$—	$(2,838,414)
Futures Contracts	(175,934)	—		—	(175,934)
Total	$(3,014,348)	$—		$—	$(3,014,348)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(2)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

9

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2014 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2014, the value of the Fund’s investment in the Portfolio was $1,637,748,126 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Biotechnology — 32.2%
Actelion, Ltd.	348,000	$41,262,864
Amgen, Inc.	392,000	64,801,520
Biogen Idec, Inc.(1)	177,700	54,676,513
Celgene Corp.(1)	360,000	40,928,400
Celldex Therapeutics, Inc.(1)	262,500	5,323,500
Exact Sciences Corp.(1)	400,000	9,928,000
Forward Pharma A/S ADR(1)	162,600	3,242,244
Gilead Sciences, Inc.(1)	548,200	54,995,424
Incyte Corp.(1)	643,800	48,639,090
Infinity Pharmaceuticals, Inc.(1)	753,000	11,302,530
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	26,296,000
Medivation, Inc.(1)	365,000	42,299,850
Neurocrine Biosciences, Inc.(1)	580,700	11,573,351
NPS Pharmaceuticals, Inc.(1)	289,200	9,595,656
Portola Pharmaceuticals, Inc.(1)	475,700	13,376,684
Regeneron Pharmaceuticals, Inc.(1)	153,000	63,664,830
Vertex Pharmaceuticals, Inc.(1)	230,000	27,112,400

		$529,018,856

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$13,067,120

		$13,067,120

Health Care Equipment — 11.7%
Biosensors International Group, Ltd.(1)	12,860,900	$5,325,674
Insulet Corp.(1)	529,800	24,683,382
Intuitive Surgical, Inc.(1)	119,500	61,873,515
NuVasive, Inc.(1)	589,000	25,874,770
Smith and Nephew PLC	956,000	16,553,418
Stryker Corp.	89,600	8,324,736
Tornier NV(1)	1,000,000	26,690,000
Wright Medical Group, Inc.(1)	479,000	14,029,910
Zimmer Holdings, Inc.	72,700	8,163,483

		$191,518,888

Health Care Facilities — 3.6%
HCA Holdings, Inc.(1)	842,000	$58,678,980

		$58,678,980

Health Care Services — 1.4%
Express Scripts Holding Co.(1)	273,000	$22,699,950

		$22,699,950

Health Care Supplies — 2.9%
Cooper Cos., Inc. (The)	175,100	$29,574,390
OraSure Technologies, Inc.(1)	233,800	2,106,538
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	16,683,762

		$48,364,690

Life Sciences Tools & Services — 7.5%
Agilent Technologies, Inc.	560,000	$23,934,400
Fluidigm Corp.(1)	653,000	20,131,990
Illumina, Inc.(1)	241,000	46,004,490

1

Security	Shares	Value
Thermo Fisher Scientific, Inc.	256,700	$33,188,743

		$123,259,623

Managed Health Care — 3.1%
Health Net, Inc.(1)	490,000	$25,176,200
Molina Healthcare, Inc.(1)	520,000	26,582,400

		$51,758,600

Pharmaceuticals — 34.6%
AbbVie, Inc.	579,300	$40,087,560
Actavis PLC(1)	195,300	52,850,133
Allergan, Inc.	97,000	20,747,330
Astellas Pharma, Inc.	2,000,000	28,777,332
Bristol-Myers Squibb Co.	1,230,000	72,631,500
Chugai Pharmaceutical Co., Ltd.	1,050,000	28,406,006
Impax Laboratories, Inc.(1)	773,500	24,713,325
Merck & Co., Inc.	932,000	56,292,800
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	7,506,177
Novartis AG	503,000	48,641,340
Ono Pharmaceutical Co., Ltd.	489,700	41,877,280
Perrigo Co. PLC	186,000	29,795,340
Roche Holding AG PC	193,000	57,753,387
Sawai Pharmaceutical Co., Ltd.	261,000	15,442,436
Shire PLC ADR	150,000	32,040,000
Towa Pharmaceutical Co., Ltd.	210,000	9,426,590

		$566,988,536

Total Common Stocks — 97.8% (identified cost $1,099,639,652)		$1,605,355,243

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$26,967	$26,966,519

Total Short-Term Investments (identified cost $26,966,519)		$26,966,519

Total Investments — 99.5% (identified cost $1,126,606,171)		$1,632,321,762

Other Assets, Less Liabilities — 0.5%		$8,416,666

Net Assets — 100.0%		$1,640,738,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $9,306.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.6%	$1,222,897,912
Switzerland	9.0	147,657,591
Japan	8.0	131,435,821
United Kingdom	3.0	48,593,418
Ireland	1.8	29,795,340
Netherlands	1.6	26,690,000
China	1.0	16,683,762
Singapore	0.3	5,325,674
Denmark	0.2	3,242,244

Total Investments	99.5%	$1,632,321,762

The Portfolio did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,130,601,929

Gross unrealized appreciation	$536,682,716
Gross unrealized depreciation	(34,962,883)

Net unrealized appreciation	$501,719,833

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$487,755,992	$41,262,864		$—	$529,018,856
Health Care Distributors	13,067,120	—		—	13,067,120
Health Care Equipment	169,639,796	21,879,092		—	191,518,888
Health Care Facilities	58,678,980	—		—	58,678,980
Health Care Services	22,699,950	—		—	22,699,950
Health Care Supplies	31,680,928	16,683,762		—	48,364,690
Life Sciences Tools & Services	123,259,623	—		—	123,259,623
Managed Health Care	51,758,600	—		—	51,758,600
Pharmaceuticals	329,157,988	237,830,548		—	566,988,536
Total Common Stocks	$1,287,698,977	$317,656,266	*	$—	$1,605,355,243
Short-Term Investments	$—	$26,966,519		$—	$26,966,519
Total Investments	$1,287,698,977	$344,622,785		$—	$1,632,321,762

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

3

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using
Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 26, 2015